Investment in Diana Containerships Inc.	12 Months Ended
Dec. 31, 2011
Investment in Diana Containerships Inc. [Abstract]
Investment in Diana Containerships Inc.

3.        Investment in Diana Containerships Inc.

In January 2010, the Company established Diana Containerships Inc. (“Diana Containerships”) for the purpose of acquiring containerships. On April 6, 2010, Diana Containerships completed a private offering under Rule 144A and Regulation S and Regulation D of the Securities Act of 1933, as amended, the net proceeds of which amounted to $85,281, of which the Company invested $50,000. As at December 31, 2010, Diana Containerships had 6,106,161 shares of common stock issued and outstanding of which DSI owned 54.6%. As a result of the transaction the Company reported non-controlling interests in its 2010 accompanying consolidated financial statements.

On January 18, 2011, Diana spun off 2,667,015 shares or 80% of its shares in Diana Containerships through a distribution of shares to its stockholders of record of the Company on January 3, 2011, decreasing its ownership to about 11%. As a result of this decision, an information statement was prepared and filed in January 2011.

According to the ASC 845-10-30-10 “Non reciprocal Transfers with Owners” and ASC 505-60-25-2 “Required Accounting for Spinoffs, Including Reverse Spin-Offs”, a pro-rata distribution of shares of a wholly owned or consolidated subsidiary to its shareholders is considered to be equivalent to a spin-off and shall be recorded based on the carrying value of the subsidiary. The Company calculated its investment in Diana Containerships as of January 18, 2011, before and after the distribution of the spun off shares to its shareholders and recorded a dividend amounting to $36,982. As a result of this partial spin-off Diana Containerships, effective January 19, 2011, is no longer consolidated to the consolidated financial statements of the Company.

On June 15, 2011, Diana Containerships completed a public offering under the United States Securities Act at 1933, as amended, of 14,250,000 common shares at the price of $7.5 per share, in which the Company participated with a concurrent private offering, acquiring an additional number of 2,666,667 common shares at the price of $7.5 per share increasing its ownership percentage in the share capital of Diana Containerships to 14.45%.

The Company, on the basis of the significant influence exercised over Diana Containerships through its shareholding and its 100% representation to the executive Board membership accounts for its investment in Diana Containerships under the equity method according to ASC 323 “Investments – Equity Method and Joint Ventures”.

As at December 31, 2011, the investment in Diana Containerships amounted to $29,842 and is separately reflected in Investment in Diana Containerships Inc. in the accompanying consolidated balance sheet as of December 31, 2011. As at December 31, 2011, the market value of the investment was $18,101 based on Diana Containerships closing price on Nasdaq of $5.43.

For 2011, the income from the investment in Diana Containerships amounted to $1,207, and is separately presented in Income from investment in Diana Containerships Inc. in the accompanying consolidated statement of income for 2011. This gain is comprised of operating gains of Diana Containerships attributable to the Company amounting to $606 and a net gain from the issuance of Diana Containerships common shares in the public offering and the Company's concurrent investment of $20,000, amounting to $601. Dividends declared from Diana Containerships during 2011 were $600 of which $500 are included in Prepaid expenses and other assets in the accompanying consolidated balance sheet.